CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTEREST INCOME
Loans	$ 5,184	$ 5,775	$ 16,162	$ 17,817	$ 23,405	$ 28,172	$ 30,896
Federal funds sold and interest-earning deposits in other banks	51	41	163	113	164	109	68
Investments	365	382	1,122	1,212	1,563	2,102	2,646
TOTAL INTEREST INCOME	5,600	6,198	17,447	19,142	25,132	30,383	33,610
INTEREST EXPENSE
Money market, NOW and savings deposits	104	146	343	374	522	643	1,180
Time deposits	1,112	1,371	3,473	4,379	5,678	7,255	7,921
Short term debt	9	26	34	86	113	228	276
Long term debt	74	80	222	241	319	299	303
TOTAL INTEREST EXPENSE	1,299	1,623	4,072	5,080	6,632	8,425	9,680
NET INTEREST INCOME	4,301	4,575	13,375	14,062	18,500	21,958	23,930
PROVISION FOR (RECOVERY OF) LOAN LOSSES	(130)	189	(605)	(2,597)	(2,597)	6,218	15,634
NET INTEREST INCOME AFTER RECOVERY OF LOAN LOSSES	4,431	4,386	13,980	16,659	21,097	15,740	8,296
NON-INTEREST INCOME
Fees from pre-sold mortgages	0	53	73	166	296	183	226
Service charges on deposit accounts	263	306	811	916	1,200	1,475	1,641
Gain on branch sale	0	0	0	557	557	0	0
Other fees and income	360	398	1,113	943	1,545	1,159	811
TOTAL NON-INTEREST INCOME	623	757	1,997	2,582	3,598	2,817	2,678
NON-INTEREST EXPENSE
Personnel	2,022	2,042	6,107	6,050	8,318	8,842	9,370
Occupancy and equipment	414	325	1,115	995	1,346	1,418	1,557
Deposit insurance	111	191	320	572	763	910	956
Professional fees	274	303	892	1,242	1,495	1,861	2,141
Information systems	319	345	983	1,080	1,429	1,586	1,625
Foreclosed real estate-related expense	143	355	333	1,056	1,165	1,841	985
Other	629	609	1,840	2,039	2,720	2,647	2,579
TOTAL NON-INTEREST EXPENSE	3,912	4,170	11,590	13,034	17,236	19,105	19,213
INCOME (LOSS) BEFORE INCOME TAX (BENEFIT)	1,142	973	4,387	6,207	7,459	(548)	(8,239)
INCOME TAX (BENEFIT)	493	341	1,685	2,305	2,822	(385)	(3,284)
NET INCOME (LOSS)	$ 649	$ 632	$ 2,702	$ 3,902	$ 4,637	$ (163)	$ (4,955)
NET INCOME (LOSS) PER COMMON SHARE
Basic (in dollars per share)	$ 0.09	$ 0.09	$ 0.39	$ 0.57	$ 0.67	$ (0.02)	$ (0.72)
Diluted (in dollars per share)	$ 0.09	$ 0.09	$ 0.39	$ 0.57	$ 0.67	$ (0.02)	$ (0.72)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic (in shares)	6,921,352	6,913,636	6,917,958	6,892,946	6,898,147	6,887,168	6,875,845
Diluted (in shares)	6,924,142	6,914,085	6,919,507	6,893,064	6,898,377	6,887,168	6,875,845